OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2022
OTHER NON-CURRENT ASSETS
OTHER NON-CURRENT ASSETS
10.	OTHER NON-CURRENT ASSETS

Other non-current assets as of December 31, 2021 and 2022 are as follows:

	As of December 31,
	2021	2022
	RMB	RMB
Prepayments for purchase of property and equipment	55,207	46,083
Demonstration fleet	5,790	4,936
Long-term deposits	6,909	3,836
Others	2,053	2,243
Other non-current assets	69,959	57,098

Long-term deposits mainly consist of rental deposit for offices and production capacity which will not be collectible within one year.